Property and Equipment net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31,	December 31,
	2019	2018
Furniture and office equipment	$345,541	$357,064
Vehicle	64,632	63,135
Leasehold improvements	198,584	200,435
Total property and equipment	608,757	620,634
Less: accumulated depreciation	(196,566)	(186,514)
Land	3,042,777	3,042,777
Building	2,067,666	2,067,666
Assets Retirement Obligations – Environmental Remediation	8,000,000	8,000,000
Capitalized direct development cost	2,070,621	1,484,864
Total Construction in progress (Fintech Village)	15,181,064	14,595,307
Property and Equipment, net	$15,593,255	$15,029,427

	December 31,	December 31,
	2018	2017
Furniture and office equipment	$357,064	$308,383
Vehicle	63,135	147,922
Leasehold improvements	200,435	8,058
Total property and equipment	620,634	464,363
Less: accumulated depreciation	(186,514)	(337,088)
Construction in progress (Fintech Village)	14,595,307	-
Property and Equipment, net	$15,029,427	$127,275